ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

October 28, 2019

FILED VIA EDGAR

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:    ETF Series Solutions (the “Trust”) (File Nos. 333-179562 and 811-22668)
Vident Core U.S. Bond Strategy ETF (S000046801)
Vident Core U.S. Equity Fund (S000043147)
Vident International Equity Fund (S000042078)
(each a “Fund” and, collectively, the “Funds”)

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933 (the “1933 Act”), the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust and the Funds is Post-Effective Amendment No. 565 and Amendment No. 566 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The primary purposes of this filing are to: (1) reflect a change in investment adviser which was approved by each Fund’s respective shareholders at a Special Meeting of Shareholders held on March 28, 2019 and was previously disclosed in a supplement dated April 1, 2019 to the Funds’ prospectus and statement of additional information (“SAI”), and each Fund’s respective summary prospectus; and (2) make certain other non-material changes to the Funds’ prospectus and SAI.

Please note that the Commission staff last provided a full review of the Trust’s registration statement relating to the Funds, on which the Amendment is based, filed as Post-Effective Amendment No. 71 to the Trust’s Registration Statement on October 30, 2015, and the Trust responded to the staff’s oral comments and suggestions in a correspondence filing on December 30, 2015. Such responses were reflected in Post-Effective Amendment No. 77 and Amendment No. 78 to the Trust’s Registration Statement on Form N-1A, which was filed on December 30, 2015.
Therefore, pursuant to Investment Company Act Release No. IC‑13768 and Accounting and Disclosure Information (ADI) 2018-06 - Requests for Selective Review, the Trust requests that the Amendment be afforded selective review limited to the following sections:

•	the “Management” sub-section of each “Fund Summary” section of the Prospectus (Item 5 of Form N-1A);

•	the “Investment Adviser” sub-section of the “Management” section of the Prospectus (Item 10 of Form N-1A); and

•	the “Investment Adviser” sub-section of the “Investment Adviser and Sub-Adviser” section of the SAI (Items 19 and 20 of Form N-1A).

Absent the changes made to the above sections of the Funds’ Prospectus and SAI, the Trust believes that the Amendment (when completed with certain performance and financial information that is not yet available) would qualify for immediate effectiveness pursuant to Rule 485(b) under the 1933 Act.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765‑5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary